Business Combination (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about business combination [abstract]
Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of predecessor:

At acquisition date	US$’000
Property, plant and equipment	33,400
Intangible assets	216
Right-of-use assets	5,582
Inventories	9,537
Trade receivables	12,189
Cash and cash equivalents	29,903
Other assets	5,006
Trade payables	(10,980)
Amount due to related parties	(8,845)
Lease liabilities	(4,502)
Borrowings	(874)
Deferred tax liabilities, net	(1,193)
Tax provision	(6,267)
Other liabilities	(11,743)
Fair value of net assets acquired	51,429
Less: Purchase consideration	(2,000)
Bargain purchase gain	49,429

Summary of Revision of Successor Financial Statements

The following table summarized the corrections made to the previously reported consolidated financial statements as of March 31, 2024 and for the Successor period from June 16, 2023 to March 31, 2024.

	As of March 31, 2024 (Successor)
	As previously reported	Adjustments	As revised
	US$’000	US$’000	US$’000
Assets
Non-current assets:
Property, plant and equipment	27,966	4,074	32,040
Total Non-Current Assets	35,276	4,074	39,350
Total Assets	149,358	4,074	153,432

Liabilities
Non-current Liabilities:
Deferred tax liabilities, net	2,991	693	3,684
Total Non-Current Liabilities	10,936	693	11,629
Total Liabilities	72,385	693	73,078

Equity
Retained earnings	10,437	3,381	13,818
Equity attributable to Shareholders of the Company	73,648	3,381	77,029
Total equity	76,973	3,381	80,354
Total liabilities and equity	149,358	4,074	153,432

The effects of revision for the correction of the error on the consolidated financial statements of profit or loss and other comprehensive income for the Successor period from June 16, 2023 to March 31, 2024 are as follows:

	For the period June 16, 2023 through March 31, 2024 (Successor)
	As previously reported	Adjustments	As revised
	US$’000	US$’000	US$’000
Total cost of revenue	(118,599)	4,074	(114,525)
Gross profit	44,668	4,074	48,742
Operating profit	36,094	4,074	40,168
Profit before tax	85,438	4,074	89,512
Income tax expense	(6,731)	(693)	(7,424)
Net profit	78,707	3,381	82,088
Total comprehensive income	76,973	3,381	80,354

Net profit attributable to:
Shareholders of the Company	77,499	3,381	80,880
Net profit	78,707	3,381	82,088

Total comprehensive income attributable to:
Shareholders of the Company	75,803	3,381	79,184
Total comprehensive income	76,973	3,381	80,354
Basic and diluted earnings per share (as adjusted)	2.10	0.09	2.19

The effects of revision for the correction of the error on the consolidated statements of cash flows are as follows:

	Successor
	As previously reported	Adjustments	As revised
	US$’000	US$’000	US$’000
Operating activities
Net income	78,707	3,381	82,088
Adjustments for:
Income tax expenses	6,731	693	7,424
Depreciation of property, plant and equipment	7,874	(4,074)	3,800
Net cash provided by operating activities	15,527	—	15,527